General Reporting Rules	2018-E
UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION	OMB Number:	3235-0058
Washington, D.C. 20549	:

FORM 12b-25	SEC FILE NUMBER: 333-126654

NOTIFICATION OF LATE FILING	CUSIP NUMBER: 09068B204

(Check One): ☐ Form 10-K ☐ Form 20-F ☐ Form 11-K ☒ Form 10-Q ☐ Form N-SAR

For Period Ended:

☐	Transition Report on Form 10-K
☐	Transition Report on Form 20-F
☐	Transition Report on Form 11-K
☒	Transition Report on Form 10-Q
☐	Transition Report on Form N-SAR

For the Transition Period Ended: September 30, 2012

Read Instruction (on back page) Before Preparing Form. Please Print or Type.

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I--REGISTRANT INFORMATION

BIRCH BRANCH, INC.

Full Name of Registrant

Former Name if Applicable:

Henan Shuncheng Group Coal Coke Co., Ltd.

Henan Shuncheng Group Coal Coke Co., Ltd. (New Building), Cai Cun Road Intersection,

Anyang County, Henan Province, China 455141

(Address of Principal Executive Office)

PART II-- RULES 12b-25(b) AND (c)

If the subject report could not be filed without reasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

☐	(a)	The reasons described in reasonable detail on Part III of this form could not be eliminated without unreasonable effort or expense;
☒	(b)	The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, 11-K, Form N-SAR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report of transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and
☐	(c)	The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III- NARRATIVE

State below in reasonable detail why the Form 10-K, 10-Q, N-SAR, or the transition report or portion thereof, could not be filed within the prescribed time period, (Attach extra sheets if needed):

The Registrant will be delayed in the filing of its 10-Q for the quarter ending September 30, 2012 (“Q3 Form 10-Q”) due to a delay in the preparation of its financial statements. In addition, the offices of its legal counsel had lost power due to the impact of Hurricane Sandy and its aftermath. The Registrant intends to file its Q3 Form 10-Q in reliance on both Securities and Exchange Commission Release No. 34-68224 and Rule 12b-25.

PART IV-- OTHER INFORMATION

(1)	Name and telephone number of person in regard to this notification

Qian Hu, Esq.	(212) 448-1100
(Name)	(Area Code) (Telephone Number)

(2)	Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months (or for such shorter) period that the registrant was required to file such reports been filed? If answer no, identify report(s). ☒ Yes ☐ No

(3)	Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? ☒ Yes ☐ No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

Birch Branch, Inc.

(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date: Nov. 21, 2012

/s/ Feng Wang

Name: Feng Wang

Title: CEO

EXHIBIT A

Three Months and Nine Months Ended September 30, 2012 and 2011:

The Company’s revenues for the three months and nine months ended September 30, 2012 were $ 92,334,315 and $ 293,001,141 respectively, compared to the revenues of $ 114,953,099 and $ 302,885,541 for the three months and nine months ended September 30, 2011.

The net loss for the three months and nine months ended September 30, 2012 were $ 10,963,394 and $ 38,748,530 respectively, compared with the net loss of $ 5,033,942 and $ 5,667,438 for the three months and nine months ended September 30, 2011.